Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 15,486,942
Ending balance	15,315,773	₩ 15,486,942
Beginning balance	19,611,825
Ending balance	18,809,013	19,611,825
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	939,661
Ending balance	1,029,926	939,661
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	1,113
Reclassification	0	(1,113)
Disposal	0	0
Amount recognized in profit or loss	0	0
Amount recognized in other comprehensive income	0	0
Ending balance	0	0
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	134,561	141,280
Purchases	0	0
Reclassification	(5,772)	(7,363)
Disposal	0	(5,205)
Amount recognized in profit or loss	3,222	5,849
Ending balance	132,011	134,561
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	768,832	612,069
Purchases	109,198	216,838
Reclassification	51,194	26,471
Acquisition and disposition of businesses		252
Disposal	(36,663)	(44,323)
Amount recognized in profit or loss	(49,949)	(42,475)
Ending balance	842,612	768,832
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	444,026	497,129
Purchases	1,011	10,267
Reclassification	(45)	(5,532)
Acquisition and disposition of businesses		0
Disposal	0	(6)
Amount recognized in profit or loss	0	(61)
Amount recognized in other comprehensive income	(102,162)	(57,771)
Ending balance	₩ 342,830	₩ 444,026